STOCK-BASED COMPENSATION PLANS - Quebecor outstanding and exercise price range of options (Details) - Quebecor Stock option plan $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 Option $ / shares	Dec. 31, 2019 CAD ($) Option $ / shares
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	2,404,892	1,562,892
Granted | Option	1,267,267	1,343,250
Transferred | Option		290,000
Exercised | Option		(590,000)
Cancelled | Option	(216,200)	(201,250)
Balance at end of year | Option	3,455,959	2,404,892
Balance at beginning of year (in CAD per share) | $ / shares	$ 29.20	$ 23.40
Granted (in CAD per share) | $ / shares	33.19	31.61
Transferred (in CAD per share) | $ / shares		13.24
Exercised (in CAD per share) | $ / shares		11.72
Cancelled (in CAD per share) | $ / shares	31.09	28.57
Balance at end of year (in CAD per share) | $ / shares	$ 30.54	$ 29.20
Cash consideration on stock options exercised | $		$ 6.3